Fair Value Measurement - Additional Information (Detail) - Fair Value, Inputs, Level 3 [Member]	May 31, 2026
Measurement Input, Discount Rate [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	19
Minimum [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	30.7
Minimum [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	15
Maximum [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	95.6
Maximum [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	25